Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Reflected in the Unaudited Consolidated Balance Sheets - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Class A Common Stock Reflected in the Unaudited Consolidated Balance Sheets [Abstract]
Gross proceeds				$ 287,500,000
Less:
Proceeds allocated to Public Warrants				(9,195,833)
Class A common stock issuance costs				(15,827,645)
Plus:
Accretion of carrying value to redemption value	$ 85,456	$ 43,863	$ 2,942,345	27,881,248
Class A common stock subject to possible redemption	$ 6,357,464	$ 6,272,008	6,228,145	$ 290,357,770
Less:
Redemption			$ (287,071,970)